FINANCE INCOME AND EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of interest income and other finance income	Interest and other finance income

Years ended December 31	2020	2019
Interest income	$3,495	$11,111
Other	3,050	799
	$6,545	$11,910

Disclosure of interest expense and other finance expenses	Interest expense and other finance costs

Years ended December 31	2020	2019
Interest expense on debt (note 14)	$19,916	$23,049
Accretion of reclamation and closure cost provision (note 15)	3,887	3,743
Other	2,984	4,806
	$26,787	$31,598